Debt (Tables)	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Schedule Of Principal Balance Outstanding
The outstanding principal balances on each loan facility as at September 30, 2018 and December 31, 2017 were as follows:

	As at
	Sep 30, 2018	Dec 31, 2017

NIBC Bank Facility	7,820,000	8,885,000
CACIB Bank Facility	32,000,000	34,100,000
ABN/DVB/NIBC Joint Bank Facility	147,892,409	162,115,591
Nordea/SEB Joint Bank Facility	124,461,340	132,272,938
ABN AMRO Facility	30,696,643	64,201,180
ABN AMRO Revolving Facility	14,679,318	11,092,158
Total debt	357,549,710	412,666,867
Deferred finance fees	(6,214,587)	(8,243,297)
Net total debt	351,335,123	404,423,570
Current portion of long-term debt	35,990,448	39,282,538
Current portion of deferred finance fees	(1,968,353)	(2,210,990)
Total current portion of long-term debt	34,022,095	37,071,548
Non-current portion of long-term debt	317,313,028	367,352,022

Schedule of minimum Repayments under Loan Facilities
Future minimum repayments under the Company’s loan facilities for each year indicated below are as follows:

As at
Sep 30, 2018
2018	8,997,612
2019	35,990,448
2020	35,990,448
2021	38,293,722
2022	186,564,239
2023	51,713,241
357,549,710